Cover	Dec. 23, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 23, 2020
Entity Registrant Name	Heartland Financial USA, Inc.
Entity File Number	001-15393
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1405748
Entity Address, Address Line One	1398 Central Avenue
Entity Address, City or Town	Dubuque,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52001
City Area Code	563
Local Phone Number	589-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Incorrect retirement year
Entity Central Index Key	0000920112
Common Stock, par value $1.00 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HTLF
Security Exchange Name	NASDAQ
Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E)
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E)
Trading Symbol	HTLFP
Security Exchange Name	NASDAQ